Share-Based Compensation - RSAs Additional Details (Details) - TOI Parent Inc. - Restricted Stock Awards - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award
Compensation costs recognized	$ 0	$ 0	$ 0	$ 0
Unrecognized compensation expense	$ 0	$ 0	1,159,977	$ 453,269
Liability associated with the bonus awards			$ 0